VOYA LETTERHEAD

LAW DEPARTMENT / PRODUCT FILING UNIT

ONE ORANGE WAY, C2N

WINDSOR, CT  06095-4774

BRIAN H. BUCKLEY

SENIOR COUNSEL

PHONE: (860) 580-2810 ǀ EMAIL: BRIAN.BUCKLEY@VOYA.COM

May 8, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B Prospectus Title: Voya Marathon Plus File Nos.: 033-34370* and 811-02512 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account B, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that:

•         The Contract Prospectus Supplement, the Contract Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 72 to the Registration Statement on Form N-4 (“Amendment No. 72”) for the above-referenced registrant that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 72; and

•         The text of Amendment No. 72 was filed electronically on April 23, 2015.

If you have any questions regarding this submission, please contact the undersigned at (860) 580-2810.

Sincerely,

/s/ Brian H. Buckley

Brian H. Buckley

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

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